Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total	$ 1,366,343	$ 1,053,191
Debt instruments at fair value through OCI
Disclosure of financial assets [line items]
Total	1,357,846	1,043,440
Equity instruments valued at fair value through OCI
Disclosure of financial assets [line items]
Total	$ 8,497	$ 9,751